Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39803
Entity Registrant Name	Meiwu Technology Company Limited
Entity Central Index Key	0001787803
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1602, Building C, Shenye Century Industrial Center
Entity Address, Address Line Two	No. 743 Zhoushi Road
Entity Address, Address Line Three	Hangcheng Street
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares
Trading Symbol	WNW
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	60,945,313
Auditor Firm ID	6907	3487
Auditor Name	Enrome LLP	Audit Alliance LLP
Auditor Location	Singapore	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1602, Building C, Shenye Century Industrial Center
Entity Address, Address Line Two	No. 743 Zhoushi Road
Entity Address, Address Line Three	Hangcheng Street
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Country Region	+86
City Area Code	755
Local Phone Number	85250400
Contact Personnel Name	Mr. Xinliang Zhang